Financing Net Investment Result - Summary of Interest Charges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement 1 [Line Items]
Subordinated loans	€ (115)	€ (119)
Trust pass-through securities	(9)	(9)
Borrowings	(58)	(54)
Interest charges	€ (182)	€ (182)